Note 13 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,567	$ 1,540
Share based payments (Note 8(b), (c ), and (d))	1,369	1,409
	$ 2,936	$ 2,949